Disposal of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Analysis of Assets and Liabilities on Date Control was Lost

a.	Analysis of assets and liabilities on the date control was lost

	2020	2021
	SF	GAPT Holding and ASEKS
	NT$	NT$	US$ (Note 4)

Current Assets
Cash and cash equivalent	$200,347	$2,625,715	$94,655
Trade and other receivables	318,425	4,505,531	162,420
Inventories	239,865	2,284,880	82,368
Other current assets	111,913	1,215,992	43,835
Non-Current Assets
Property, plant and equipment	7,546,413	16,693,129	601,770
Right-of-use assets	812,861	181,855	6,556
Investment property	—	787,250	28,379
Goodwill	—	310,711	11,201
Deferred tax assets	298,217	659,972	23,792
Other non-current assets	43,482	308,500	11,122

Current Liabilities
Short-term borrowings	—	(2,443,005)	(88,068)
Trade and other payables	(1,739,330)	(5,949,592)	(214,477)
Current portion of long-term borrowings	(1,746,000)	—	—
Other current liabilities	(24,564)	(647,027)	(23,325)
Non-Current Liabilities
Long-term borrowings	(2,947,682)	—	—
Deferred tax liabilities	(796)	(200,899)	(7,242)
Lease liabilities – non-current	—	(8,150)	(294)
Other non-current liabilities	—	(156,863)	(5,655)

Net assets disposed of	$3,113,151	$20,167,999	$727,037

Summary of Gain on Disposal of Subsidiaries
b.	Gain on disposal of subsidiaries

	2020	2021
	SF	GAPT Holding and ASEKS
	NT$	NT$	US$ (Note 4)

Total consideration (paid in cash)	$4,078,844	$36,939,133	$1,331,620
Net assets disposed of	(3,113,151)	(20,167,999)	(727,037)
Reclassification of accumulated exchange difference from equity to profit or loss due to the loss of control	(162,940)	569,284	20,522

Gain on dis posals	$802,753	$17,340,418	$625,105

Summary of Net Cash Inflow on Disposal of Susbsidiaries
c.	Net cash inflow on disposals of subsidiaries

	2020	2021
	SF	GAPT Holding and ASEKS
	NT$	NT$	US$ (Note 4)

Consideration received in cash and cash equivalents	$4,078,844	$36,939,133	$1,331,620
Less: Cash and cash equivalent balances disposed of	(200,347)	(2,625,715)	(94,655)
Other receivables (Note) (the outstanding receivables of consideration, net of relevant expenditure)	(161,458)	(10,533,600)	(379,726)

	$3,717,039	$23,779,818	$857,239